Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (PR 09/01/27)	$90	$101,016
Alabama Highway Finance Corp. RB, Series A, 5.00%, 08/01/28	100	113,668
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	520	595,531
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28
(Call 11/01/27)	80	90,103
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	20	21,046
Series A, 5.00%, 11/01/29 (Call 11/01/28)	60	69,216
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	80,542
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	285	324,961
		1,396,083
Arizona — 1.5%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29
(Call 07/01/28)	130	148,139
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	109,211
Series A, 5.00%, 07/01/29 (Call 07/01/28)	210	239,877
Series D, 5.00%, 07/01/28 (Call 07/01/27)	290	323,385
Maricopa County Unified School District No 80 Chandler GO, 5.00%, 07/01/28	90	102,866

Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	95	106,089
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	380	429,880
5.00%, 01/01/31 (Call 01/01/28)	130	146,906
Series A, 5.00%, 01/01/28 (Call 01/01/27)	210	232,131
State of Arizona COP, Series A, 5.00%, 10/01/28	200	230,500
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	171,526
		2,240,510
California — 12.1%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	30,280
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28	200	232,122
5.00%, 10/01/28 (Call 04/01/26)	140	153,139
5.00%, 10/01/28 (Call 04/01/27)	230	257,555
5.00%, 10/01/28 (Call 04/01/28)	80	91,771
5.00%, 10/01/32 (Call 04/01/28)	150	171,159
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	53,094
5.00%, 05/01/28	25	28,672
5.00%, 09/01/28 (Call 09/01/27)	240	270,950
Series B, 5.00%, 05/01/28	100	114,686
Series C, 5.00%, 11/01/28	165	191,376
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	27,667
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	86,758
Series G, 5.00%, 10/01/28 (Call 10/01/27)	85	96,148
California State University RB
5.00%, 11/01/28 (Call 05/01/27)	15	16,799
5.00%, 11/01/31 (Call 11/01/28)	185	214,112
Series A, 5.00%, 11/01/28 (Call 05/01/26)	260	284,416
Series A, 5.00%, 11/01/30 (Call 11/01/28)	95	110,047
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	50	57,921
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/30 (Call 06/01/28)	80	92,115
	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 06/01/31 (Call 06/01/28)	$150	$172,715
Series A, 5.00%, 06/01/32 (Call 06/01/28)	140	161,139
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	28,576
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	125	143,801
City of Riverside CA Water Revenue RB, Series A, 5.00%, 10/01/28	130	150,276
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	155	171,834
Coast Community College District GO
Series B, 0.00%, 08/01/28 (AGM)(a)	455	397,500
Series D, 5.00%, 08/01/28 (Call 08/01/27)	105	118,310
East Bay Municipal Utility District Wastewater System Revenue
RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	25	28,124
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31
(Call 08/01/28)	100	108,670
Long Beach Community College District GO, 5.00%, 08/01/28
(Call 08/01/27)	125	140,502
Long Beach Unified School District GO, 5.00%, 08/01/28
(Call 08/01/26)	175	192,486
Los Angeles Community College District/CA GO, Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	45,162
Los Angeles County Facilities Inc. RB, 5.00%, 12/01/31
(Call 12/01/28)	300	345,154
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28	520	598,923
Series A, 5.00%, 06/01/28 (Call 06/01/26)	40	43,867
Series A, 5.00%, 07/01/28 (Call 07/01/27)	100	112,678
Series B, 5.00%, 07/01/32 (Call 07/01/28)	290	333,583
Los Angeles Department of Water & Power RB, 5.00%, 07/01/28	25	28,850
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	155	176,094
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	115,312
Los Angeles Department of Water & Power Water System
Revenue RB, 5.00%, 07/01/28	160	184,996
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	130	141,194
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	68,375
Series B, 5.00%, 07/01/31 (Call 07/01/28)	95	109,538
Series B, 5.00%, 07/01/32 (Call 07/01/28)	230	264,820
Los Angeles Unified School District/CA GO
5.00%, 07/01/29 (Call 01/01/28)	230	261,699
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	195	221,997
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	115	130,772
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	145	164,660
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	113,845
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	170	193,216
Metropolitan Water District of Southern California RB
5.00%, 07/01/28	20	23,047
5.00%, 01/01/31 (Call 07/01/28)	115	132,595
Series B, 5.00%, 09/01/28	460	532,083
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	140	119,942
Newport Mesa Unified School District GO, 0.00%, 08/01/28 (NPFGC)(a)	550	479,452
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	270,309
Orange County Sanitation District RB, 5.00%, 02/01/28	30	34,195
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	104,249

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Sacramento Municipal Utility District RB, 5.00%, 08/15/28	$20	$23,111
San Diego Community College District GO, 4.00%, 08/01/28
(Call 08/01/26)	115	122,346
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	56,407
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	53,121
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/31 (Call 04/01/28)	130	148,503
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	42,930
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	170	147,632
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	69,625
San Mateo County Community College District GO
0.00%, 09/01/28(a)	140	122,343
Series B, 5.00%, 09/01/28	70	81,049
Santa Clara Valley Transportation Authority RB, Series B,
5.00%, 06/01/28	125	143,903
Santa Monica-Malibu Unified School District GO, 4.00%,
08/01/28 (Call 08/01/26)	135	143,624
Southern California Public Power Authority RB, 5.00%,
07/01/28	115	132,646
State of California Department of Water Resources RB
5.00%, 12/01/28	100	116,740
5.00%, 12/01/28 (Call 06/01/26)	25	27,448
5.00%, 12/01/29 (Call 12/01/28)	125	145,866
5.00%, 12/01/30 (Call 12/01/28)	110	128,317
5.00%, 12/01/31 (Call 12/01/28)	70	81,409
Series BA, 5.00%, 12/01/28	175	204,294
State of California GO
4.00%, 09/01/28 (Call 09/01/26)	150	159,995
5.00%, 04/01/28	245	280,448
5.00%, 08/01/28.	520	599,774
5.00%, 08/01/28 (Call 08/01/27)	375	422,535
5.00%, 09/01/28 (Call 09/01/26)	510	561,554
5.00%, 10/01/28	925	1,070,878
5.00%, 11/01/28	220	255,168
5.00%, 08/01/29 (Call 08/01/28)	660	760,750
5.00%, 08/01/30 (Call 08/01/28)	95	109,437
5.00%, 10/01/30 (Call 10/01/28)	310	358,437
5.00%, 11/01/32 (Call 11/01/28)	400	461,408
Series C, 5.00%, 08/01/28 (Call 08/01/26)	390	428,553
University of California RB
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	75	85,947
Series O, 5.00%, 05/15/30 (Call 05/15/28)	100	114,647
William S Hart Union High School District GO, Series B,
0.00%, 09/01/28 (AGM)(a)	225	193,081
		17,599,253
Colorado — 1.5%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	124,258
Series C, 5.00%, 03/01/29 (Call 03/01/28)	240	270,271
Board of Water Commissioners City & County of Denver (The)
RB, 2.25%, 09/15/28 (Call 09/15/26)	30	30,065
City & County of Denver Co. Airport System Revenue RB,
Series B, 5.00%, 12/01/32 (Call 12/01/28)	225	257,051
City & County of Denver Co. GO, 5.00%, 08/01/28	75	86,295
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/28
(Call 08/01/26)	55	60,111
Colorado Health Facilities Authority, 5.00%, 11/01/28	250	277,909
	Par
Security	(000)	Value

Colorado (continued)
Denver City & County School District No. 1 GO
5.00%, 12/01/28 (Call 12/01/26) (SAW)	$125	$137,896
Series B, 4.00%, 12/01/28 (SAW)	270	297,409
E-470 Public Highway Authority RB, 0.00%, 09/01/28
(NPFGC)(a)	180	153,564
Regional Transportation District Sales Tax Revenue RB,
5.00%, 11/01/28	290	333,810
University of Colorado RB
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	100	113,465
Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	95	107,739
		2,249,843
Connecticut — 2.0%
City of Danbury CT GO, 4.00%, 11/01/28 (Call 11/01/26)	45	48,001
State of Connecticut, 5.00%, 04/15/28	215	243,712
State of Connecticut Clean Water Fund - State Revolving Fund
RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	100	111,531
State of Connecticut GO
5.00%, 09/15/28	100	114,342
Series 2021 A, 4.00%, 01/15/28	100	107,531
Series A, 4.00%, 01/15/28	115	123,661
Series B, 5.00%, 04/15/28	165	187,034
Series C, 5.00%, 06/15/28	140	159,251
Series E, 5.00%, 09/15/28	75	85,756
Series E, 5.00%, 09/15/30 (Call 09/15/28)	240	273,398
Series E, 5.00%, 09/15/31 (Call 09/15/28)	205	233,003
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	125	141,380
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	137,091
Series A, 5.00%, 01/01/29 (Call 01/01/28)	350	394,724
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	54,837
Series D, 5.00%, 11/01/28	245	282,155
University of Connecticut GO, 5.00%, 04/15/30 (Call 04/15/28)	165	185,598
		2,883,005
Delaware — 0.7%
Delaware Transportation Authority RB, 5.00%, 07/01/28	230	264,146
State of Delaware GO
5.00%, 02/01/28	50	56,889
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	14,922
Series A, 5.00%, 01/01/28	275	312,411
Series A, 5.00%, 01/01/29 (Call 01/01/28)	175	198,934
Series A, 5.00%, 02/01/32 (Call 02/01/28)	125	141,758
		989,060
District of Columbia — 1.9%
District of Columbia GO
5.00%, 02/01/28	60	68,298
5.00%, 06/01/28 (Call 06/01/26)	100	109,055
5.00%, 06/01/32 (Call 06/01/28)	170	193,364
Series A, 5.00%, 06/01/28	185	212,170
Series A, 5.00%, 10/15/28	70	80,946
Series D, 5.00%, 06/01/28 (Call 12/01/26)	85	93,802
Series D, 5.00%, 06/01/28 (Call 06/01/27)	180	201,299
District of Columbia RB
5.00%, 05/01/28	95	108,494
5.00%, 12/01/28	460	527,438
Series C, 5.00%, 10/01/28	570	656,926
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/29 (Call 04/01/28)	100	113,423
Series B, 5.00%, 10/01/28	150	174,266
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	27,794
Series B, 5.00%, 10/01/30 (Call 04/01/28)	65	73,692

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

District of Columbia (continued)
Series B, 5.00%, 10/01/32 (Call 04/01/28)	$60	$67,711
Washington Metropolitan Area Transit Authority RB, 5.00%,
07/01/28 (Call 07/01/27)	100	111,023
		2,819,701
Florida — 3.0%
Central Florida Expressway Authority RB, Series B, 5.00%,
07/01/28 (Call 07/01/26)	195	211,287
County of Miami-Dade FL Aviation Revenue RB, 5.00%,
10/01/28 (Call 10/01/26)	200	217,855
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28
(Call 07/01/26)	105	114,130
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	100	114,074
Series B, 5.00%, 10/01/28 (Call 10/01/27)	365	408,213
Florida Department of Environmental Protection RB, Series A,
5.00%, 07/01/28	225	256,548
Florida Department of Management Services COP, Series A,
5.00%, 11/01/28	165	188,585
Hillsborough County School Board COP, Series A, 5.00%,
07/01/28 (Call 07/01/26)	310	333,256
Orange County School Board COP, Series C, 5.00%, 08/01/28	105	119,526
Palm Beach County School District COP
5.00%, 08/01/28	150	170,586
Series B, 5.00%, 08/01/28	195	221,761
School District of Broward County/FL GO, 5.00%, 07/01/30
(Call 07/01/28)	60	68,034
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	114,584
5.00%, 07/01/32 (Call 07/01/28)	330	377,229
State of Florida Department of Transportation Turnpike System
Revenue RB, Series A, 5.00%, 07/01/28	75	85,763
State of Florida GO
5.00%, 06/01/28 (Call 06/01/26)	150	163,785
Series A, 4.00%, 07/01/32 (Call 07/01/28)	390	419,803
Series B, 5.00%, 06/01/28 (Call 06/01/27)	155	173,613
Series C, 5.00%, 06/01/30 (Call 06/01/28)	220	251,521
State of Florida Lottery Revenue RB, Series A, 5.00%,
07/01/28	190	217,057
State of Florida RB, 5.00%, 06/01/28	135	154,754
		4,381,964
Georgia — 1.6%
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/28	200	228,152
Series A, 5.00%, 07/01/28	80	91,261
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	100	112,612
Series C, 5.00%, 11/01/28 (Call 11/01/27)	150	168,917
Forsyth County School District GO, 5.00%, 02/01/30
(Call 02/01/28)	250	284,231
State of Georgia GO
5.00%, 07/01/28	295	338,796
5.00%, 07/01/29 (Call 07/01/28)	70	80,344
Series A, 5.00%, 08/01/28	225	258,886
Series A, 5.00%, 07/01/30 (Call 07/01/28)	250	286,759
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	234,785
Series E, 5.00%, 12/01/28 (Call 12/01/26)	260	287,722
		2,372,465
Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/28	60	68,413
Series A, 4.00%, 07/01/28	265	289,063
	Par
Security	(000)	Value

Hawaii (continued)
City & County of Honolulu HI GO
5.00%, 11/01/28	$100	$115,224
Series A, 5.00%, 09/01/28	180	206,669
Series A, 5.00%, 09/01/30 (Call 09/01/28)	240	274,942
Series C, 4.00%, 08/01/28	250	273,370
Series D, 5.00%, 09/01/28 (Call 09/01/27)	30	33,658
County of Maui HI GO, 5.00%, 09/01/28	40	45,881
State of Hawaii GO
5.00%, 10/01/28 (Call 10/01/26)	115	126,313
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	175	192,215
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	265	299,521
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	110	124,196
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	285	321,490
		2,370,955
Illinois — 2.5%
Chicago O’Hare International Airport RB, Series C, 5.00%,
01/01/28 (Call 01/01/26)	180	192,916
Chicago Transit Authority Capital Grant Receipts Revenue RB,
5.00%, 06/01/28	65	71,779
Illinois Finance Authority RB
5.00%, 01/01/28 (Call 01/01/26)	730	787,752
5.00%, 07/01/28 (Call 01/01/26)	35	37,697
5.00%, 12/01/28	75	86,083
Series B, 5.00%, 01/01/28	155	175,312
Illinois State Toll Highway Authority RB
5.00%, 01/01/28	300	339,462
5.00%, 01/01/28 (Call 01/01/26)	40	43,011
Metropolitan Water Reclamation District of Greater Chicago
GO, Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	164,202
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	100	106,511
Series A, 5.00%, 03/01/28	130	140,514
Series A, 5.00%, 10/01/28	155	168,306
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	333,865
Series A, 5.00%, 10/01/30 (Call 10/01/28)	200	215,156
Series B, 5.00%, 03/01/28	50	54,030
Series D, 5.00%, 11/01/28 (Call 11/01/27)	550	589,921
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/28	150	161,136
		3,667,653
Indiana — 1.5%
City of Indianapolis Department of Public Utilities Water
System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	270	306,466
Series A, 5.00%, 10/01/28	65	74,167
Indiana Finance Authority RB
5.00%, 02/01/28	245	277,637
5.00%, 06/01/28	170	193,861
5.00%, 10/01/28 (Call 10/01/26)	100	109,357
Series C, 5.00%, 02/01/28	125	141,652
Series C, 5.00%, 06/01/28 (Call 12/01/26)	115	126,998
Series C, 5.00%, 02/01/29 (Call 02/01/28)	175	198,338
Series R, 5.00%, 02/01/28	330	374,295
Indianapolis Local Public Improvement Bond Bank RB,
Series E, 5.00%, 01/01/28 (PR 01/01/26)	175	188,948
Purdue University RB, 5.00%, 07/01/28	125	143,351
		2,135,070
Iowa — 0.5%
City of Des Moines IA GO, 5.00%, 06/01/28	185	210,967
Iowa Finance Authority RB
5.00%, 08/01/28 (Call 08/01/27)	100	112,127

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iowa (continued)
5.00%, 08/01/32 (Call 08/01/28)	$200	$228,337
Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	136,943
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	32,555
		720,929
Kansas — 0.2%
Sedgwick County Unified School District No. 266 Maize GO,
Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	53,339
State of Kansas Department of Transportation RB, Series A,
5.00%, 09/01/28 (Call 09/01/27)	195	218,514
		271,853
Louisiana — 0.6%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	120,184
Series B, 5.00%, 10/01/28 (Call 10/01/27)	255	286,872
State of Louisiana RB, Series A, 5.00%, 09/01/29
(Call 09/01/28)	395	452,527
		859,583
Maine — 0.7%
City of Portland ME GO, 5.00%, 04/01/28	190	215,793
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	87,376
Series A, 5.00%, 11/01/28	165	189,446
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	84,243
State of Maine GO
Series B, 5.00%, 06/01/28	230	263,654
Series D, 5.00%, 06/01/28	125	143,290
		983,802
Maryland — 5.2%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	45	51,776
County of Anne Arundel MD GOL
5.00%, 10/01/28	360	415,732
5.00%, 10/01/28 (Call 10/01/27)	140	158,029
County of Baltimore MD GO
5.00%, 03/01/28	70	79,794
5.00%, 03/01/29 (Call 03/01/28)	690	786,250
County of Frederick MD GO, 5.00%, 10/01/28	150	173,222
County of Howard MD GO
5.00%, 02/15/28	55	62,633
5.00%, 08/15/29 (Call 08/15/28)	115	132,341
Series A, 5.00%, 08/15/28	260	299,412
Series D, 5.00%, 02/15/28	75	85,408
County of Montgomery MD GO
5.00%, 11/01/28	225	260,307
Series A, 5.00%, 11/01/28	265	306,583
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	150,272
Series B, 4.00%, 11/01/28	115	126,586
County of Prince George’s MD GOL
5.00%, 07/15/30 (Call 07/15/28)	155	177,945
Series A, 4.00%, 07/15/32 (Call 07/15/28)	255	277,722
Series A, 5.00%, 07/15/31 (Call 07/15/28)	365	418,781
Series B, 5.00%, 09/15/28	250	288,422
Maryland State Transportation Authority RB, 5.00%, 07/01/28	60	68,643
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	80	86,641
5.00%, 09/01/28 (Call 09/01/27)	135	151,467
5.00%, 10/01/28 (Call 10/01/26)	200	219,698
5.00%, 12/01/28	135	156,469
State of Maryland GO
5.00%, 08/01/28	130	149,579
First Series, 5.00%, 03/15/28	525	598,979
	Par
Security	(000)	Value

Maryland (continued)
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	$275	$316,208
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	280	321,768
Series A, 5.00%, 03/15/28 (Call 03/15/27)	100	111,454
Series A, 5.00%, 03/15/29 (Call 03/15/28)	340	387,755
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28	200	229,264
5.00%, 06/01/28 (GTD)	130	149,022
5.00%, 06/01/30 (Call 06/01/28) (GTD)	295	337,747
		7,535,909
Massachusetts — 2.0%
Commonwealth of Massachusetts GOL
5.00%, 03/01/28	75	85,494
5.00%, 11/01/28	40	46,277
Series B, 5.00%, 07/01/28	390	447,901
Series B, 5.00%, 01/01/30 (Call 01/01/28)	395	448,055
Series B, 5.25%, 08/01/28	350	407,234
Series C, 5.00%, 05/01/28	275	314,651
Massachusetts Bay Transportation Authority RB, Series A,
5.25%, 07/01/28	250	290,299
Massachusetts Department of Transportation RB, Series A,
0.00%, 01/01/28 (NPFGC)(a)	50	43,417
Massachusetts Health & Educational Facilities Authority RB,
Series M, 5.25%, 07/01/28	100	116,398
Massachusetts State College Building Authority RB, 5.00%,
05/01/29 (Call 05/01/28) (ST INTERCEPT)	155	175,860
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	120	131,522
Series B, 5.25%, 08/01/28 (AGM)	135	157,076
University of Massachusetts Building Authority RB, Series
2019-1, 5.00%, 05/01/28	150	170,987
		2,835,171
Michigan — 1.1%
Great Lakes Water Authority Water Supply System Revenue
RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	37,935
Michigan Finance Authority RB
5.00%, 10/01/28	120	138,093
5.00%, 10/01/30 (Call 10/01/28)	470	539,104
Series B, 5.00%, 10/01/28 (Call 10/01/26)	205	225,394
Michigan State Building Authority RB, Series I, 5.00%,
04/15/28	340	385,404
Michigan State University RB, Series B, 5.00%, 02/15/28	145	164,233
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/28	60	69,580
University of Michigan RB, 5.00%, 04/01/32 (Call 04/01/28)	75	84,951
		1,644,694
Minnesota — 2.0%
County of Hennepin MN GO, 5.00%, 12/01/28 (Call 12/01/26)	200	221,177
Metropolitan Council GO
5.00%, 03/01/28	385	438,868
5.00%, 03/01/28 (Call 03/01/27)	95	105,706
5.00%, 12/01/28	100	115,903
Series C, 4.00%, 03/01/28 (Call 03/01/27)	65	69,586
Minneapolis-St Paul Metropolitan Airports Commission RB,
Series A, 5.00%, 01/01/28 (Call 01/01/27)	100	110,114
Minnesota Public Facilities Authority RB, Series A, 5.00%,
03/01/28 (Call 03/01/26)	125	135,481
State of Minnesota GO
5.00%, 08/01/28	240	275,730
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	112,688
Series A, 5.00%, 08/01/29 (Call 08/01/28)	670	768,523
Series A, 5.00%, 08/01/32 (Call 08/01/28)	330	377,491

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Minnesota (continued)
Series B, 5.00%, 10/01/28 (Call 10/01/27)	$130	$146,495
		2,877,762
Mississippi — 0.4%
State of Mississippi GO
5.00%, 12/01/28 (Call 12/01/26)	160	176,439
Series A, 5.00%, 10/01/28 (Call 10/01/27)	305	342,833
		519,272
Missouri — 0.5%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	140	158,657
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	465	505,784
		664,441
Nebraska — 0.6%
Nebraska Public Power District RB, 5.00%, 01/01/28	135	151,219
Omaha Public Power District RB 5.00%, 02/01/29 (Call 02/01/28)	120	136,064
Series A, 5.00%, 02/01/28 (Call 02/01/26)	185	199,877
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/29 (Call 07/15/28)	100	113,878
University of Nebraska Facilities Corp. RB 5.00%, 07/15/28	80	91,735
5.00%, 07/15/30 (Call 07/15/28)	150	170,713
		863,486
Nevada — 2.4%
Clark County School District GOL
5.00%, 06/15/28	145	164,782
5.00%, 06/15/28 (AGM)	205	232,967
Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	162,977
County of Clark Department of Aviation RB, Series B, 5.00%,
07/01/28	215	245,381
County of Clark NV GOL
5.00%, 12/01/28	345	397,817
5.00%, 06/01/29 (Call 06/01/28)	245	278,709
5.00%, 12/01/30 (Call 12/01/28)	225	257,792
5.00%, 12/01/31 (Call 12/01/28)	175	200,310
County of Clark NV RB, Series B, 5.00%, 07/01/28	345	392,430
County of Washoe NV RB, 5.00%, 02/01/28	195	219,402
Las Vegas Valley Water District GOL, 5.00%, 06/01/28	240	273,816
State of Nevada GOL
4.00%, 04/01/31 (Call 04/01/28)	100	107,385
Series A, 5.00%, 04/01/28	40	45,472
Series A, 5.00%, 05/01/28	140	159,439
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	130	141,422
5.00%, 12/01/30 (Call 06/01/28)	160	181,439
		3,461,540
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB, Series B, 5.00%,
08/15/28	340	390,963
State of New Hampshire GO
5.00%, 12/01/28	40	46,266
Series A, 5.00%, 12/01/31 (Call 12/01/28)	65	74,707
		511,936
New Jersey — 2.2%
County of Monmouth NJ GO, 5.00%, 07/15/28 (Call 07/15/27)	100	112,466
New Jersey Economic Development Authority RB
5.00%, 06/15/28	60	66,996
5.00%, 11/01/28	100	112,403
	Par
Security	(000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28)	$75	$83,996
Series A, 5.00%, 06/15/28 (Call 06/15/26)	350	377,095
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/31 (Call 01/01/28)	175	196,976
Series B, 5.00%, 01/01/32 (Call 01/01/28)	390	438,581
Series E, 5.00%, 01/01/29 (Call 01/01/28)	505	569,028
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	150,146
Series A, 5.00%, 06/01/28	910	1,035,272
		3,142,959
New Mexico — 0.6%
New Mexico Finance Authority RB
5.00%, 06/15/28	180	205,535
Series A, 5.00%, 06/15/28	150	170,871
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	80,009
State of New Mexico GO, 5.00%, 03/01/28	25	28,433
State of New Mexico Severance Tax Permanent Fund RB,
5.00%, 07/01/28	335	382,890
		867,738
New York — 11.7%
City of New York NY GO
5.00%, 08/01/28	210	240,804
5.00%, 08/01/28 (Call 02/01/28)	310	352,500
5.00%, 08/01/31 (Call 02/01/28)	100	113,006
Series A, 5.00%, 08/01/28 (Call 08/01/27)	225	253,006
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	124,726
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	195	221,105
Series B-1, 5.00%, 10/01/28	280	322,216
Series C, 5.00%, 08/01/28 (Call 02/01/27)	175	194,460
Series C, 5.00%, 08/01/29 (Call 02/01/28)	310	351,500
Series C, 5.00%, 08/01/31 (Call 02/01/28)	250	282,516
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	225,938
Series E, 5.00%, 08/01/28	235	269,471
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	175	200,388
Series A, 0.00%, 12/01/28 (AGM)(a)	170	145,824
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	435	469,898
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	195	207,202
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	290	307,860
New York City Municipal Water Finance Authority RB
5.00%, 06/15/28 (Call 12/15/26)	125	138,025
Series EE, 5.00%, 06/15/28	180	206,715
New York City Transitional Finance Authority Building Aid
Revenue RB
5.00%, 07/15/30 (Call 07/15/28) (SAW)	550	628,371
Series S, 5.00%, 07/15/30 (Call 07/15/28) (SAW)	185	211,361
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	355	405,342
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	195	221,791
Series S-4A, 5.00%, 07/15/28 (SAW)	80	91,823
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	180	205,526
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 11/01/28	810	937,578
5.00%, 11/01/28 (Call 11/01/27)	245	276,016
5.00%, 08/01/29 (Call 08/01/28)	105	120,206
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	56,973
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	112,036
Series C-1, 5.00%, 11/01/28	50	57,875

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	$155	$175,769
New York City Water & Sewer System RB
5.00%, 06/15/28	230	264,136
5.00%, 06/15/28 (Call 06/15/27)	130	145,052
Series CC-1, 5.00%, 06/15/28	135	155,036
New York State Dormitory Authority RB
5.00%, 07/01/28	200	229,251
5.00%, 03/15/29 (Call 09/15/28)	240	276,814
Series A, 5.00%, 02/15/28 (Call 02/15/27)	200	221,409
Series A, 5.00%, 03/15/28	125	142,223
Series A, 5.00%, 03/15/28 (Call 09/15/26)	55	60,286
Series A, 5.00%, 03/15/29 (Call 03/15/28)	310	352,573
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	192,885
Series A, 5.00%, 03/15/31 (Call 03/15/28)	310	351,214
Series A, 5.00%, 03/15/32 (Call 03/15/28)	210	237,440
Series A, 5.00%, 03/15/32 (Call 09/15/28)	170	194,925
Series B, 5.00%, 02/15/28 (Call 08/15/27)	340	380,683
Series C, 5.00%, 03/15/29 (Call 03/15/28)	225	255,900
Series C, 5.00%, 03/15/31 (Call 03/15/28)	210	237,919
Series C, 5.00%, 03/15/32 (Call 03/15/28)	160	180,907
Series D, 5.00%, 02/15/28	245	278,248
Series E, 5.00%, 03/15/30 (Call 09/15/28)	670	767,877
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/26)	160	174,711
5.00%, 06/15/28 (Call 06/15/27)	270	302,100
5.00%, 06/15/29 (Call 06/15/28)	125	142,651
Series B, 5.00%, 06/15/28	335	384,536
Series B, 5.00%, 06/15/32 (Call 06/15/28)	75	85,453
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	230	258,718
Series L, 5.00%, 01/01/31 (Call 01/01/28)	110	123,650
New York State Urban Development Corp. RB
5.00%, 03/15/28	75	85,451
Series A, 5.00%, 03/15/28 (Call 03/15/26)	365	394,035
Series A, 5.00%, 03/15/28 (Call 03/15/27)	155	171,913
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	112,217
Port Authority of New York & New Jersey RB
5.00%, 09/01/29 (Call 09/01/28)	160	183,212
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	160	180,877
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	100	114,029
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	270	307,377
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/28 (Call 05/15/26)	75	81,403
Series B, 0.00%, 11/15/28(a)	210	176,985
Series B, 5.00%, 11/15/28	385	443,298
Series C-1, 5.00%, 11/15/28	70	80,600
Utility Debt Securitization Authority RB, Series A, 5.00%,
06/15/28 (Call 06/15/26)	165	180,565
		17,036,386
North Carolina — 1.9%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	150	172,030
City of Charlotte NC Storm Water Revenue RB, 5.00%,
12/01/28	100	115,962
County of Guilford NC GO
5.00%, 02/01/28 (Call 02/01/26)	5	5,423
Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	111,833
County of Wake NC GO
5.00%, 03/01/28	295	335,056
5.00%, 04/01/28	175	199,951
Series A, 5.00%, 04/01/28	15	17,139
	Par
Security	(000)	Value

North Carolina (continued)
Series A, 5.00%, 03/01/31 (Call 03/01/28)	$105	$119,569
County of Wake NC RB, Series A, 5.00%, 12/01/28
(Call 12/01/26)	75	82,880
North Carolina State University at Raleigh RB, 5.00%,
10/01/28	75	85,877
State of North Carolina GO
Series A, 5.00%, 06/01/28	230	263,779
Series A, 5.00%, 06/01/29 (Call 06/01/28)	250	286,698
State of North Carolina RB
5.00%, 03/01/28	240	272,341
5.00%, 05/01/28	255	291,494
Series B, 5.00%, 05/01/28 (Call 05/01/27)	325	363,036
		2,723,068
North Dakota — 0.1%
North Dakota Building Authority RB, 5.00%, 12/01/28	100	115,014
Ohio — 3.3%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/28
(Call 02/15/26)	230	247,188
City of Columbus OH, 5.00%, 04/01/29 (Call 10/01/28)	120	138,192
City of Columbus OH GO
5.00%, 04/01/28	115	131,033
Series 3, 5.00%, 02/15/28 (Call 02/15/27)	50	55,432
Series A, 5.00%, 04/01/31 (Call 10/01/28)	465	534,032
County of Franklin OH Sales Tax Revenue RB, 4.00%,
06/01/31 (Call 06/01/28)	145	157,516
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/31 (Call 02/15/28)	150	169,804
Series A, 5.00%, 02/15/28 (Call 02/15/27)	215	238,267
Ohio Water Development Authority RB
5.00%, 06/01/28	100	114,469
5.00%, 06/01/28 (Call 03/01/28)	275	313,025
5.00%, 12/01/28	100	115,724
5.00%, 12/01/28 (Call 12/01/26)	95	104,801
Series A, 5.00%, 06/01/28	420	480,771
Series A, 5.00%, 12/01/28	510	590,194
State of Ohio GO
5.00%, 03/15/28	50	56,915
5.00%, 05/01/28	120	136,982
5.00%, 09/01/28	165	189,728
Series B, 5.00%, 09/01/28	130	149,482
Series B, 5.00%, 09/15/28	75	86,312
Series S, 5.00%, 05/01/28 (Call 05/01/26)	285	309,888
Series V, 5.00%, 05/01/32 (Call 05/01/28)	100	113,029
State of Ohio RB
Series A, 5.00%, 04/01/28	115	130,431
Series C, 5.00%, 12/01/28 (Call 12/01/26)	165	181,066
		4,744,281
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	28,328
Oklahoma Department of Transportation RB, Series A, 5.00%,
09/01/28	50	56,705
		85,033
Oregon — 1.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/29
(Call 06/15/28)	170	194,747
City of Portland OR Sewer System Revenue RB, Series A,
5.00%, 05/01/28 (Call 05/01/26)	160	173,815
County of Multnomah OR GO, Series A, 5.00%, 06/15/28	200	229,464
Oregon Health & Science University RB, Series A, 5.00%,
07/01/28	135	153,707

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oregon (continued)
Oregon State Bond Bank RB, 5.00%, 01/01/28 (Call 01/01/26)	$90	$96,935
Portland Community College District GO, 5.00%, 06/15/28
(Call 06/15/26)	130	141,820
Salem-Keizer School District No. 24J GO, Series B, 0.00%,
06/15/28 (GTD)(a)	90	77,129
State of Oregon GO
5.00%, 05/01/28	125	142,823
5.00%, 06/01/28	35	40,064
Series A, 5.00%, 05/01/28	40	45,703
Series D, 5.00%, 06/01/28	300	343,408
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	65,259
		1,704,874
Pennsylvania — 2.6%
City of Philadelphia PA Water & Wastewater Revenue RB,
Series B, 5.00%, 11/01/28 (Call 11/01/27)	120	134,214
Commonwealth of Pennsylvania GO
5.00%, 01/15/28 (Call 01/15/27)	345	381,059
5.00%, 05/01/28	250	284,313
First Series, 5.00%, 01/01/28 (Call 01/01/27)	935	1,031,780
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	270	296,146
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	160	173,012
County of Chester PA GO, Series A, 4.00%, 07/15/28
(Call 07/15/26)	105	111,734
Lower Merion School District GOL
4.00%, 11/15/30 (Call 11/15/28) (SAW)	80	87,768
4.00%, 11/15/31 (Call 11/15/28) (SAW)	230	252,095
Pennsylvania Turnpike Commission Oil Franchise Tax
Revenue RB, 5.00%, 12/01/28	125	143,841
Pennsylvania Turnpike Commission RB
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	150	165,676
Series A, 5.25%, 07/15/28 (AGM)	320	368,367
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%,
09/01/28 (Call 09/01/27) (AGM)	115	128,230
West Chester Area School District/PA GO, 5.00%, 05/15/28	200	229,360
		3,787,595
Rhode Island — 0.7%
Rhode Island Commerce Corp. RB
5.00%, 05/15/28	200	226,040
5.00%, 06/15/28 (Call 06/15/26)	400	433,789
State of Rhode Island GO
5.00%, 01/15/28	170	192,194
Series B, 5.00%, 08/01/28 (Call 08/01/27)	125	139,875
		991,898
South Carolina — 0.5%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28
(Call 02/01/27) (SAW)	120	132,972
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	115,633
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/28	195	222,947
Series A, 5.00%, 10/01/29 (Call 10/01/28)	155	176,634
State of South Carolina GO, Series A, 5.00%, 04/01/28
(Call 10/01/27) (SAW)	115	129,883
		778,069
Tennessee — 2.3%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%,
02/01/28 (Call 02/01/26)	100	108,132
City of Knoxville TN GO, 5.00%, 05/01/28	85	97,256
City of Memphis TN Sanitary Sewerage System Revenue RB,
Series B, 5.00%, 10/01/28	220	253,043
County of Blount TN GO, 5.00%, 06/01/28 (Call 06/01/26)	175	190,796
	Par
Security	(000)	Value

Tennessee (continued)
County of Hamilton TN GO
5.00%, 04/01/29 (Call 04/01/28)	$100	$114,209
Series A, 5.00%, 04/01/28	185	211,377
County of Montgomery TN GO, 5.00%, 04/01/28	70	79,576
County of Rutherford TN GO, 5.00%, 04/01/28	100	114,100
County of Shelby TN GO, 5.00%, 04/01/28	85	96,717
County of Williamson TN GO, 5.00%, 05/01/28	275	314,798
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/28
(Call 05/15/27)	110	122,602
Metropolitan Government of Nashville & Davidson County
TN GO
4.00%, 01/01/28 (Call 07/01/26)	125	132,429
4.00%, 07/01/28	180	196,109
5.00%, 01/01/28 (Call 07/01/26)	210	229,425
5.00%, 07/01/30 (Call 07/01/28)	220	250,416
5.00%, 07/01/32 (Call 07/01/28)	130	147,468
State of Tennessee GO
Series A, 5.00%, 02/01/29 (Call 02/01/28)	155	176,379
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	85,322
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	145	163,287
Series B, 5.00%, 11/01/28 (Call 11/01/27) (ST INTERCEPT)	220	247,745
		3,331,186
Texas — 11.0%
Abilene Independent School District GO, 5.00%, 02/15/28	55	62,071
Aldine Independent School District GO, 5.00%, 02/15/28
(Call 02/15/27) (PSF)	90	99,891
Alvin Independent School District/TX GO, Series A, 5.00%,
02/15/28 (Call 02/15/26) (PSF)	95	102,389
Austin Community College District RB, 5.00%, 02/01/28
(Call 02/01/26)	155	167,417
Austin Independent School District GO
5.00%, 08/01/28 (PSF)	70	80,073
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	109,011
5.00%, 08/01/31 (Call 08/01/28) (PSF)	210	240,117
Board of Regents of the University of Texas System RB
5.00%, 08/15/28	350	401,084
Series H, 5.00%, 08/15/28 (Call 08/15/26)	105	114,901
City of Austin TX GOL, 5.00%, 09/01/28	400	459,265
City of Austin TX Water & Wastewater System Revenue RB,
5.00%, 11/15/28 (Call 11/15/26)	175	192,647
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/28 (Call 10/01/27)	150	168,182
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	57,121
City of Fort Worth Water & Sewer System Revenue RB, 4.00%,
02/15/28	290	311,275
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	170	143,825
Series B, 5.00%, 11/15/28 (Call 11/15/27)	105	117,583
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	165,561
City of Houston TX GOL
Series A, 5.00%, 03/01/28	150	169,442
Series A, 5.00%, 03/01/28 (Call 03/01/27)	115	127,106
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	325	367,167
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	105	110,678
5.00%, 02/01/28	60	67,659
5.00%, 02/01/28 (Call 08/01/26)	125	136,620
City of San Antonio TX GOL
5.00%, 08/01/28	135	154,201

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
5.00%, 08/01/28 (Call 08/01/27)	$95	$106,175
County of Bexar TX RB, 5.00%, 06/15/30 (Call 06/15/28)	100	113,665
County of El Paso TX GOL, 5.00%, 02/15/28 (Call 08/15/27)	120	134,249
County of Harris TX GOL, 5.00%, 10/01/28	250	287,981
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/28 (PSF)	140	158,856
5.00%, 02/15/28 (Call 02/15/26) (PSF)	55	59,496
Dallas Fort Worth International Airport RB, 5.00%, 11/01/28	135	154,923
Dallas Independent School District GO, Series A, 5.00%,
02/15/28	275	313,023
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	290	310,881
Series C, 5.00%, 08/15/28 (PSF)	90	102,732
Frisco Independent School District GO, 5.00%, 08/15/28
(PSF)	300	342,777
Georgetown Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	100	112,409
Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	120,656
Grand Parkway Transportation Corp. RB, Series A, 5.00%,
10/01/30 (Call 04/01/28)	130	146,506
Grand Prairie Independent School District GO, Series A,
5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	87,430
Harris County Toll Road Authority (The) RB
5.00%, 08/15/28	200	229,416
Series A, 5.00%, 08/15/32 (Call 02/15/28)	160	179,966
Houston Independent School District GOL, 5.00%, 07/15/29
(Call 07/15/28)	170	193,968
Katy Independent School District GO, 5.00%, 02/15/31
(Call 02/15/28) (PSF)	125	141,122
Killeen Independent School District GO, 5.00%, 02/15/30
(Call 02/15/28) (PSF)	385	435,539
Klein Independent School District GO, 5.00%, 08/01/28
(Call 08/01/26) (PSF)	195	212,298
Laredo Independent School District GO, 5.00%, 08/01/28
(Call 08/01/27) (PSF)	110	122,590
Leander Independent School District GO
5.00%, 08/15/31 (Call 08/15/28) (PSF)	180	205,472
Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	214,594
Lewisville Independent School District GO, 5.00%, 08/15/32
(Call 08/15/28) (PSF)	375	426,147
Lone Star College System GOL, 5.00%, 02/15/28
(Call 02/15/26)	70	75,231
North East Independent School District/TX GO, 5.00%,
08/01/30 (Call 08/01/28) (PSF)	75	85,561
North Texas Municipal Water District RB, 5.00%, 06/01/28
(Call 06/01/26)	220	239,773
North Texas Municipal Water District Water System Revenue
RB, 5.00%, 09/01/28	470	539,103
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	220	191,222
Series A, 5.00%, 01/01/28 (Call 01/01/26)	305	326,974
Series B, 5.00%, 01/01/28	170	189,090
Northside Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	167,238
5.00%, 08/15/31 (Call 08/15/28) (PSF)	250	283,706
Northwest Independent School District GO, 5.00%, 02/15/28
(PSF)	75	84,986
Pflugerville Independent School District GO, Series A, 5.00%,
02/15/30 (Call 02/15/28) (PSF)	100	112,974
Richardson Independent School District GO, 5.00%, 02/15/30
(Call 02/15/28) (PSF)	200	226,458
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF)	220	251,428
	Par
Security	(000)	Value

Texas (continued)
5.00%, 08/01/32 (Call 08/01/28) (PSF)	$100	$114,113
Series A, 5.00%, 08/01/28 (PSF)	145	166,027
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	200	229,258
5.00%, 08/15/32 (Call 08/15/28) (PSF)	505	577,826
San Antonio Water System RB, 5.00%, 05/15/28	220	250,168
Spring Independent School District GO, 5.00%, 08/15/32
(Call 08/15/28) (PSF)	215	244,683
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	225	256,583
Temple Independent School District/TX GO, 4.00%, 02/01/28
(Call 02/01/27) (PSF)	110	116,328
Texas A&M University RB
5.00%, 05/15/28	90	102,969
Series E, 5.00%, 05/15/28 (Call 05/15/27)	175	195,201
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/28 (Call 10/01/26)	225	247,467
5.25%, 04/01/28	50	57,447
Texas Water Development Board RB
5.00%, 08/01/28	205	234,499
5.00%, 08/01/28 (Call 08/01/27)	70	78,330
Series A, 5.00%, 10/15/28 (Call 04/15/28)	295	335,271
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	113,116
Series B, 5.00%, 04/15/28	145	164,821
Series B, 5.00%, 10/15/29 (Call 10/15/28)	115	131,611
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	97,205
Series B, 5.00%, 10/15/31 (Call 10/15/28)	335	382,894
Trinity River Authority Central Regional Wastewater System
Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	113,284
		16,021,002
Utah — 1.4%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28
(Call 03/15/27) (GTD)	225	249,836
Central Valley Water Reclamation Facility RB, 5.00%,
03/01/28	55	62,411
City of Provo UT GO
5.00%, 02/01/28	240	272,458
5.00%, 01/01/29 (Call 01/01/28)	150	169,764
5.00%, 02/01/30 (Call 08/01/28)	100	114,538
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	265	293,089
State of Utah GO
5.00%, 07/01/28	315	361,766
Series B, 5.00%, 07/01/28	110	126,331
University of Utah (The) RB
Series A, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	150	167,918
Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	155	173,515
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28
(Call 03/01/27)	80	88,716
		2,080,342
Virginia — 4.6%
City of Virginia Beach VA GO
5.00%, 09/01/28 (SAW)	100	115,214
5.00%, 04/01/30 (Call 04/01/28)	185	210,438
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30
(Call 06/01/28)	245	280,502
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	143,356
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29
(Call 01/01/28) (SAW)	55	62,357
County of Fairfax VA GO
5.00%, 10/01/28 (SAW)	105	121,437
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	250	279,208
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	160	182,782

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Virginia (continued)
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	$205	$233,703
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/28	50	57,501
County of Loudoun VA GO, 5.00%, 12/01/28 (SAW)	435	503,918
Fairfax County Industrial Development Authority RB, 5.00%,
05/15/28	200	227,426
Hampton Roads Transportation Accountability Commission RB
5.00%, 07/01/52 (PR 01/01/28)	1,000	1,137,542
Series A, 5.00%, 07/01/28	155	177,158
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	121,624
Series A, 5.00%, 09/01/28 (Call 09/01/26)
(ST INTERCEPT)	75	82,268
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	5	5,472
Series B, 5.00%, 02/01/28	135	153,121
Series E, 5.00%, 02/01/29 (Call 02/01/28)	545	618,787
Series E, 5.00%, 02/01/30 (Call 02/01/28)	240	272,252
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/28	120	137,292
5.00%, 03/15/32 (Call 09/15/28)	85	97,172
Series A, 5.00%, 05/15/28 (Call 11/15/27)	100	112,677
Virginia Public Building Authority RB
5.00%, 08/01/28	135	155,483
Series A, 5.00%, 08/01/28	400	460,691
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	45	51,273
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	215	241,270
Virginia Resources Authority RB
5.00%, 11/01/28	95	109,740
Series A, 5.00%, 11/01/28	145	167,498
Series A, 5.00%, 11/01/30 (Call 11/01/28)	150	173,319
		6,692,481
Washington — 5.1%
Auburn School District No. 408 of King & Pierce Counties GO,
5.00%, 12/01/28 (Call 12/01/27) (GTD)	165	186,183
Central Puget Sound Regional Transit Authority RB,
Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	210	231,120
City of Everett WA Water & Sewer Revenue RB, 5.00%,
12/01/28 (Call 12/01/26)	100	109,775
City of Seattle WA Drainage & Wastewater Revenue RB,
4.00%, 07/01/28 (Call 07/01/27)	195	209,809
City of Seattle WA GOL, 5.00%, 12/01/28	115	132,946
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/28	65	74,292
Series A, 5.00%, 04/01/28	125	142,100
Series B, 5.00%, 04/01/28 (Call 04/01/26)	70	75,869
Series C, 4.00%, 10/01/28 (Call 10/01/26)	65	69,117
City of Tacoma WA Electric System Revenue RB, 5.00%,
01/01/28 (Call 01/01/27)	30	33,043
Clark County School District No. 37 Vancouver GO, 5.00%,
12/01/28 (GTD)	145	167,198
County of King WA GOL
4.00%, 07/01/28 (Call 07/01/27)	80	86,075
5.00%, 01/01/28	75	84,791
5.00%, 07/01/28	120	137,155
County of King WA Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/28)	100	113,880
Series B, 5.00%, 07/01/28	135	153,929
Series B, 5.00%, 07/01/29 (Call 07/01/28)	445	508,311
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	149,979
Energy Northwest RB
5.00%, 07/01/28	530	607,223
	Par
Security	(000)	Value

Washington (continued)
Series A, 5.00%, 07/01/28 (Call 07/01/27)	$425	$475,177
Series C, 5.00%, 07/01/30 (Call 07/01/28)	125	142,692
King & Snohomish Counties School District No. 417
Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	170	193,757
King County School District No. 405 Bellevue GO, 5.00%,
12/01/28 (Call 12/01/26) (GTD)	185	204,014
King County School District No. 414 Lake Washington GO
4.00%, 12/01/28 (GTD)	180	197,238
4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	52,646
5.00%, 12/01/28 (Call 06/01/27)	150	167,317
Port of Seattle WA RB
5.00%, 05/01/28 (Call 05/01/27)	100	110,217
5.00%, 06/01/28	100	112,748
State of Washington COP, Series B, 5.00%, 07/01/30
(Call 07/01/28)	230	260,670
State of Washington GO
5.00%, 07/01/28	100	114,570
5.00%, 02/01/31 (Call 02/01/28)	190	215,105
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	150	164,098
Series B, 5.00%, 08/01/28 (Call 08/01/26)	125	136,749
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	65,198
Series C, 5.00%, 02/01/28	55	62,438
Series C, 5.00%, 02/01/30 (Call 02/01/28)	285	323,154
Series D, 5.00%, 02/01/31 (Call 02/01/28)	105	118,874
Series R, 4.00%, 07/01/28	300	328,451
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	142,219
University of Washington RB, Series C, 5.00%, 04/01/28	295	335,047
Washington State University RB, 5.00%, 10/01/28
(Call 04/01/26)	145	156,006
		7,351,180
West Virginia — 0.8%
State of West Virginia GO
5.00%, 12/01/28	90	104,045
5.00%, 12/01/29 (Call 06/01/28)	100	114,245
5.00%, 12/01/30 (Call 06/01/28)	125	142,760
Series A, 5.00%, 06/01/28	60	68,616
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	267,524
Series B, 5.00%, 12/01/32 (Call 06/01/28)	180	204,350
West Virginia Commissioner of Highways RB, Series A, 5.00%,
09/01/28 (Call 09/01/27)	195	217,254
West Virginia State School Building Authority Lottery Revenue
RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	85,615
		1,204,409
Wisconsin — 1.2%
City of Madison WI GO, 4.00%, 10/01/28	100	109,494
Milwaukee Metropolitan Sewerage District GO, 4.00%,
10/01/28	75	81,786
State of Wisconsin GO
4.00%, 05/01/28 (Call 05/01/26)	175	184,453
4.00%, 05/01/28 (Call 05/01/27)	130	138,976
5.00%, 05/01/28	65	74,372
5.00%, 11/01/28 (Call 05/01/27)	50	55,801
5.00%, 05/01/31 (Call 05/01/28)	130	148,015
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	136,327
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	310	345,966
State of Wisconsin RB, 5.00%, 05/01/28 (PR 05/01/27)	300	334,112

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
5.00%, 07/01/28 (Call 07/01/27)	$45	$50,502
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	50	56,114
		1,715,918
Total Long-Term Investments — 98.7%
(Cost: $144,443,773)		143,229,373

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds: MuniCash, 1.39%(b)(c)	2,882	2,882,423

Total Short-Term Securities — 2.0%
(Cost: $2,882,296)		2,882,423

Total Investments — 100.7%
(Cost: $147,326,069)		146,111,796

Liabilities in Excess of Other Assets — (0.7)%		(1,054,542)

Net Assets — 100.0%		$145,057,254

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$160,840	$2,721,045	(a)	$—	$411	$127	$2,882,423	2,882	$5,385	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$143,229,373	$—	$143,229,373
Short-Term Securities
Money Market Funds	2,882,423	—	—	2,882,423
	$2,882,423	$143,229,373	$—	$146,111,796

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
COP	Certificates of Participation	PSF	Permanent School Fund
GO	General Obligation	RB	Revenue Bond
GOL	General Obligation Limited	SAP	Subject to Appropriations
GTD	Guaranteed	SAW	State Aid Withholding
MO	Moral Obligation	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.